Non-life and Life and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of non-life reserves	The Company’s gross liability for non-life reserves at December 31, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	December 31, 2022	December 31, 2021
Case reserves	$5,110,575	$4,881,892
ACRs	159,821	140,464
IBNR reserves	7,455,235	7,025,436
Non-life reserves	$12,725,631	$12,047,792

Reconciliation of the beginning and ending gross and net liability for non-life reserves
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Gross liability at beginning of year	$12,047,792	$11,395,321	$10,363,383
Reinsurance recoverable at beginning of year	1,532,666	782,330	754,795
Net liability at beginning of year	10,515,126	10,612,991	9,608,588
Net incurred losses related to:
Current year	3,533,087	3,637,671	3,945,248
Prior years	(219,853)	(194,426)	71,456
	3,313,234	3,443,245	4,016,704
Net paid losses related to:
Current year	(419,633)	(437,938)	(459,718)
Prior years	(2,238,503)	(2,535,057)	(2,772,886)
	(2,658,136)	(2,972,995)	(3,232,604)
Retroactive reinsurance recoverable adjustment	(35,695)	(357,864)	—
Effects of foreign exchange rate changes and other	(260,709)	(210,251)	220,303
Net liability at end of year	10,873,820	10,515,126	10,612,991
Reinsurance recoverable at end of year	1,851,811	1,532,666	782,330
Gross liability at end of year	$12,725,631	$12,047,792	$11,395,321

Reconciliation of the beginning and ending gross and net liability for life and health reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Gross liability at beginning of period	$2,638,086	$2,704,229	$2,417,044
Reinsurance recoverable at beginning of period	21,000	35,662	16,183
Net liability at beginning of period	$2,617,086	$2,668,567	$2,400,861
Net incurred losses (1)	1,434,169	1,440,739	1,318,196
Net losses paid	(1,390,848)	(1,413,316)	(1,230,383)
Effects of foreign exchange rate changes and other	(181,789)	(78,904)	179,893
Net liability at end of period	$2,478,618	$2,617,086	$2,668,567
Reinsurance recoverable at end of period	31,675	21,000	35,662
Gross liability at end of period	$2,510,293	$2,638,086	$2,704,229

(1)During 2021 and 2020, certain life and health treaties were recaptured, resulting in total gains upon recapture of $15 million and $28 million respectively, recorded as a reduction to net incurred losses.

Components of losses and loss expenses by segment
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were comprised as follows (in thousands of U.S. dollars):

	2022	2021	2020
Non-life	$3,313,234	$3,443,245	$4,016,704
Life and Health	1,434,169	1,440,739	1,318,196
Losses and loss expenses	$4,747,403	$4,883,984	$5,334,900

Incurred and paid claims development and average annual percentage payout of incurred claims by age, net of reinsurance	The tables below reflect losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the Losses and loss expenses in the Consolidated Statement of Operations reflect losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$2,664,745	$2,722,788	$2,400,977	$3,277,749	$2,787,608	$2,313,004	$2,301,835	$2,276,767	$2,262,098	$2,242,254	$23,890
2014		2,481,720	2,514,200	2,368,967	2,349,869	2,353,759	2,315,021	2,277,135	2,262,546	2,232,454	35,019
2015			2,502,854	2,611,184	2,527,784	2,550,830	2,520,182	2,475,960	2,451,141	2,432,324	89,338
2016				2,451,204	2,559,851	2,516,126	2,486,199	2,467,920	2,484,069	2,476,383	130,477
2017					2,549,737	2,801,179	2,698,916	2,651,730	2,663,904	2,658,571	179,473
2018						2,596,552	2,974,243	2,969,810	2,972,766	3,009,359	387,763
2019							2,931,280	3,519,556	3,510,991	3,523,443	681,501
2020								4,186,395	3,586,462	3,499,097	976,332
2021									2,880,141	2,829,876	1,580,019
2022										3,410,844	2,119,500
Total										$28,314,605	$6,203,312

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$267,413	$1,237,315	$1,577,293	$1,771,134	$1,900,282	$1,997,543	$2,061,865	$2,097,390	$2,121,980	$2,146,574
2014		336,270	1,291,273	1,594,146	1,810,171	1,946,054	2,044,804	2,118,939	2,164,676	2,196,720
2015			306,562	1,159,655	1,564,173	1,798,537	1,959,722	2,067,935	2,142,234	2,198,481
2016				321,351	1,272,443	1,627,697	1,893,694	2,030,728	2,123,169	2,211,977
2017					394,394	1,421,140	1,804,959	2,072,838	2,195,236	2,314,529
2018						271,827	1,276,542	1,811,055	2,093,543	2,283,931
2019							462,939	1,438,793	1,961,928	2,341,116
2020								480,122	1,277,034	1,805,063
2021									373,191	1,088,143
2022										394,598
Total										$18,981,132

Net reserves for accident years and exposures included in the triangles										$9,333,473
All outstanding liabilities before accident year 2013, net of reinsurance										1,239,090
Total outstanding liabilities for unpaid claims										$10,572,563

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Non-life	13%	33%	15%	10%	6%	4%	3%	2%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$622,984	$560,072	$519,883	$505,636	$500,527	$492,673	$490,699	$489,268	$487,571	$485,091	$421
2014		469,568	488,446	463,409	458,609	452,907	450,487	447,816	447,894	444,808	588
2015			537,193	565,816	537,792	528,106	524,147	519,568	525,203	523,475	1,175
2016				663,490	681,050	644,349	625,873	622,562	624,375	623,593	2,622
2017					971,607	1,022,186	952,613	923,025	915,166	910,105	3,934
2018						805,960	820,675	799,735	778,867	766,591	10,844
2019							703,097	782,453	720,079	711,928	45,376
2020								1,252,575	1,070,935	1,061,772	134,726
2021									919,517	918,629	202,188
2022										944,920	557,288
Total										$7,390,912	$959,162

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$90,086	$320,510	$419,541	$453,191	$469,346	$472,517	$477,180	$479,094	$479,023	$479,578
2014		95,013	323,309	395,102	423,339	432,567	438,152	442,581	444,798	445,375
2015			85,015	330,876	435,539	469,036	481,879	489,195	498,557	501,524
2016				132,914	446,804	538,988	579,381	595,159	604,980	609,257
2017					214,026	694,240	805,627	853,945	862,942	870,638
2018						81,830	494,608	628,458	666,919	687,439
2019							78,527	426,566	545,163	586,587
2020								115,165	515,030	681,851
2021									121,453	491,546
2022										103,876
Total										$5,457,671

Net reserves for accident years and exposures included in the triangles										$1,933,241
All outstanding liabilities before accident year 2013, net of reinsurance										122,792
Total outstanding liabilities for unpaid claims										$2,056,033

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	15%	47%	16%	6%	2%	1%	1%	—%	—%	—%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$747,448	$853,023	$757,402	$734,732	$732,716	$726,420	$714,114	$695,346	$691,195	$678,905	$19,235
2014		804,571	848,698	814,622	810,349	826,000	791,768	766,415	753,383	739,605	28,354
2015			699,327	783,275	761,091	803,497	770,242	751,652	726,451	714,608	76,827
2016				670,767	756,954	767,366	747,814	740,047	750,268	747,402	103,979
2017					621,095	743,114	720,966	709,881	716,862	720,732	136,389
2018						767,559	905,491	895,978	903,353	920,169	258,229
2019							999,955	1,226,210	1,272,980	1,273,687	519,757
2020								1,344,430	1,115,751	1,094,890	624,521
2021									1,013,896	967,726	920,590
2022										1,495,131	1,043,559
Total										$9,352,855	$3,731,440

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$49,468	$152,575	$260,249	$339,320	$410,241	$470,029	$510,855	$533,983	$558,218	$578,496
2014		69,119	189,458	292,152	387,182	470,964	536,883	594,035	631,367	654,893
2015			73,252	184,520	303,213	398,790	505,067	577,907	627,964	667,748
2016				28,304	140,081	244,560	369,651	455,982	520,069	586,050
2017					55,617	157,792	246,615	334,296	411,806	488,164
2018						59,105	201,190	323,510	425,887	532,717
2019							100,639	274,821	430,192	580,304
2020								112,281	176,740	304,592
2021									80,434	225,846
2022										120,660
Total										$4,739,470

Net reserves for accident years and exposures included in the triangles										$4,613,385
All outstanding liabilities before accident year 2013, net of reinsurance										1,023,715
Total outstanding liabilities for unpaid claims										$5,637,100

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	8%	14%	13%	13%	12%	9%	7%	5%	3%	3%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$1,294,313	$1,309,693	$1,123,692	$2,037,381	$1,554,365	$1,093,911	$1,097,022	$1,092,153	$1,083,332	$1,078,258	$4,234
2014		1,207,581	1,177,056	1,090,936	1,080,911	1,074,852	1,072,766	1,062,904	1,061,269	1,048,041	6,077
2015			1,266,334	1,262,093	1,228,901	1,219,227	1,225,793	1,204,740	1,199,487	1,194,241	11,336
2016				1,116,947	1,121,847	1,104,411	1,112,512	1,105,311	1,109,426	1,105,388	23,876
2017					957,035	1,035,879	1,025,337	1,018,824	1,031,876	1,027,734	39,150
2018						1,023,033	1,248,077	1,274,097	1,290,546	1,322,599	118,690
2019							1,228,228	1,510,893	1,517,932	1,537,828	116,368
2020								1,589,390	1,399,776	1,342,435	217,085
2021									946,728	943,521	457,241
2022										970,793	518,653
Total										$11,570,838	$1,512,710

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$127,859	$764,230	$897,503	$978,623	$1,020,695	$1,054,997	$1,073,830	$1,084,313	$1,084,739	$1,088,500
2014		172,138	778,506	906,892	999,650	1,042,523	1,069,769	1,082,323	1,088,511	1,096,452
2015			148,295	644,259	825,421	930,711	972,776	1,000,833	1,015,713	1,029,209
2016				160,133	685,558	844,149	944,662	979,587	998,120	1,016,670
2017					124,751	569,108	752,717	884,597	920,488	955,727
2018						130,892	580,744	859,087	1,000,737	1,063,775
2019							283,773	737,406	986,573	1,174,225
2020								252,676	585,264	818,620
2021									171,304	370,751
2022										170,062
Total										$8,783,991

Net reserves for accident years and exposures included in the triangles										$2,786,847
All outstanding liabilities before accident year 2013, net of reinsurance										92,583
Total outstanding liabilities for unpaid claims										$2,879,430

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Specialty	15%	39%	16%	10%	4%	3%	1%	1%	—%	—%

Reconciliation of net incurred and paid claims development to Non-life reserves
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2022 was as follows (in thousands of U.S. dollars):

December 31, 2022
Total outstanding liability for unpaid claims
Property	$2,056,033
Casualty	5,637,100
Specialty	2,879,430
Total outstanding liabilities for unpaid claims	$10,572,563
Unallocated loss expenses	$119,274
U.S. health net reserves (1)	168,146
Other	13,837
Total other liabilities	$301,257
Net liability at end of year	$10,873,820

Reinsurance recoverable on unpaid claims
Property	$922,141
Casualty	585,737
Specialty	343,933
Reinsurance recoverable at end of year	$1,851,811
Gross liability at end of year	$12,725,631

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.